CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net earnings (loss)	$ (255.1)	$ 58.8
Movement in marketable securities fair value reserve
Net unrealized change in fair value of marketable securities	(4.4)	4.9
Reduction in value of marketable securities	0.2	(4.9)
Tax impact	0.4	(0.3)
Other comprehensive income (loss), net of income tax	(3.8)	(0.3)
Movement in cash flow hedge fair value reserve
Effective portion of changes in fair value of cash flow hedges	57.8	18.8
Time value of options contracts excluded from hedge relationship	3.3	(3.3)
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	(11.5)	21.2
Tax impact	(2.6)	0.2
Other comprehensive income, net of income taxes	47.0	36.9
Currency translation adjustment	2.5	0.6
Other comprehensive income, net of income taxes	49.5	37.5
Total other comprehensive income	45.7	37.2
Comprehensive income (loss)	(209.4)	96.0
Comprehensive income from continuing operations	(209.4)	91.9
Comprehensive income (loss) from discontinued operations	0.0	4.1
Comprehensive income (loss) attributable to:
Equity holders	(208.7)	79.8
Non-controlling interests	(0.7)	16.2
Comprehensive income (loss)	$ (209.4)	$ 96.0